Financial assets and liabilities (Details 4) - ARS ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Non-current Other Loans And Borrowings	$ 36,182,243,000	$ 46,557,746,000
Current Other Loans And Borrowings	6,814,403,000	30,376,190,000
Derivative Financial Liabilities Not Designated as Hedging Instrument - Interest Rate Swap
Statement [Line Items]
Non-current Other Loans And Borrowings	340,416,000	1,422,196,000
Current Other Loans And Borrowings	197,957,000	0
Long Term Loans for Project Financing
Statement [Line Items]
Non-current Other Loans And Borrowings	32,463,324,000	40,687,306,000
Current Other Loans And Borrowings	6,300,826,000	26,680,479,000
Corporate bonds
Statement [Line Items]
Non-current Other Loans And Borrowings	3,378,503,000	4,448,244,000
Current Other Loans And Borrowings	0	1,700,477,000
Derivative Financial Liabilities Not Designated as Hedging Instrument - Stock Options
Statement [Line Items]
Current Other Loans And Borrowings	311,961,000	436,184,000
Bank and Investment Accounts Overdrafts
Statement [Line Items]
Current Other Loans And Borrowings	$ 3,659,000	$ 1,559,050,000